Business combinations - Additional Details (Details) - Vertical Advanced Engineering Ltd	5 Months Ended	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 GBP (£)	Jul. 31, 2020 GBP (£)	Jul. 31, 2019 GBP (£)
Disclosure of detailed information about business combination [line items]
Deferred consideration payable	£ 900,000	£ 900,000
Number of equal instalments for payments of deferred consideration		3
Amount of deferred consideration to be paid per instalment		£ 300,000
Deferred consideration payments term		3 years
Outstanding deferred consideration			£ 0	£ 542,000
Acquired trade receivables	57,000	£ 57,000
Goodwill	1,473,000	1,473,000			£ 1,483,000
Goodwill expected to be deductible for UK corporation tax purposes	0	0
Revenue since acquisition	70,000
Profit since acquisition	£ 4,000
Proforma revenue		509,000
Proforma loss		£ 8,045,000